Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Clark Fork Trust
Entity Central Index Key	0001506980
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Tarkio Fund
Shareholder Report [Line Items]
Fund Name	TARKIO FUND
Class Name	Tarkio Fund
Trading Symbol	TARKX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Tarkio Fund - TARKX (the “Fund”) for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://tarkiofund.com. You can also request this information by contacting us at 1-866-738-3629.
Additional Information Phone Number	1-866-738-3629
Additional Information Email	https://tarkiofund.com.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Tarkio Fund	$58	1.00%

*Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The investment strategy of the Tarkio Fund (the “Fund”) is to use our criteria to identify companies whose leaders and whose culture can, over time, give them a advantage (including by engaging employees, delighting customers, adapting and innovating, continuously achieving efficiencies, and therefore continually improving) by striving for (1) Humility, Integrity and Trust; (2) Long-Term Focus; (3) Purpose and Passion; (4) Teamwork: Cooperation, Not Competition; (5) Employee Empowerment: Driving Fear Out of the Organization; and (6) Disciplined Capital Allocation. Decisions whether to try to reduce or eliminate a position depend on whether and to what extent the company’s culture and leadership may drift away from our criteria. Otherwise, our intention is to hold through whatever may occur, including short-term economic cycles and geopolitical and macroeconomic events.

While typically quite volatile, the stock prices of the companies in the Fund’s portfolio saw, on average a relatively steady increase throughout the 6-month period ending November 30, 2025, much like the rest of the market in general. The Fund’s performance during the period was 31.82% while the S&P 500® Index was up 16.57% during the same period. The difference was primarily due to the performance of our optical components companies and other businesses adjacent to the global data center buildout. The companies with the largest share price increases affecting the Fund’s performance during the period were Lumen Technologies (LUMN, +107%), Coherent Corp. (COHR, +117%), Ciena (CIEN, +155%), and Lumentum (LITE, +350%). The Fund’s worst performers over the same period were Costco (COST, -12%), International Paper (IP, -17%), and ATS Corp. (ATS, -12%).

We believe that price changes (including fluctuations, or lack thereof) in the market and in individual stocks during the period, due to various geopolitical and macroeconomic events, represented reactions to short-term, temporary conditions. In response to fluctuations of certain stocks, we purchased a substantial amount of additional shares in what we believe to be high quality holdings at prices that we believe will provide significant increased value for the Fund’s long-term shareholders, including Azenta, Inc. (AZTA), Baxter International (BAX), and International Paper (IP), each of which we believe represents a great “lean turnaround” situations. We believe we are in a better position than ever to continue to build and compound meaningful wealth for our long-term partners/shareholders in the Fund.

We thank you for your investment in the Tarkio Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	HOW DID THE FUND PERFORM DURING THE LAST TEN YEARS? AVERAGE ANNUAL RETURNS
	1 Year	5 Years	10 Years
Tarkio Fund	14.08%	13.06%	13.37%
S&P 500 ® Index	15.00%	15.29%	14.63%

Net Assets	$ 208,530,526
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 705,656
Investment Company, Portfolio Turnover	6.73%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$208,530,526	35	6.73%	$705,656

Holdings [Text Block]
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

1.	Lumen Technologies, Inc.	15.75%
2.	General Electric Co.	13.59%
3.	Cognex Corp.	8.17%
4.	Manitowoc Co., Inc.	7.12%
5.	GE Vernova, Inc.	6.16%
6.	Danaher Corp.	3.71%
7.	Modine Manufacturing Co.	3.70%
8.	ESAB Corp.	3.18%
9.	Coherent Corp.	3.05%
10.	Parker Hannifin Corp.	3.03%
	Total % of Net Assets	67.46%

Updated Prospectus Phone Number	1-866-738-3629.
Updated Prospectus Email Address	https://tarkiofund.com